Segment Information - Summary of Reconciliation of Net Income Loss to Adjusted EBITDA (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Reconciliation Of Net Income Loss To Adjusted EBITDA Explanatory [Abstract]
Loss for the period	₽ (56,779)	₽ (22,264)	₽ (19,363)
Income tax expense /(benefit)	2	230	(216)
Total non-operating (income)/expense	(2,079)	4,711	967
Depreciation and amortization	9,880	4,963	2,590
Share-based compensation expense	7,820	644	190
Adjusted EBITDA	₽ (41,156)	₽ (11,716)	₽ (15,832)